UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sage Asset Management, LP
Address: 500 Fifth Avenue
         Suite 930
         New York, NY  10110

13F File Number:  28-05821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry G. Haimes
Title:     Co-Portfolio Manager
Phone:     (212) 521-0908

Signature, Place, and Date of Signing:

     /s/ Barry G. Haimes     New York, NY     May 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $131,261 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AERCAP HOLDINGS NV             SHS              N00985106     8171   464799 SH       SOLE                   464799        0        0
BOISE INC                      COM              09746Y105    16487  2576146 SH       SOLE                  2576146        0        0
BOISE INC                      *W EXP 06/18/201 09746Y113      633   570030 SH       SOLE                   570030        0        0
CANO PETE INC                  COM              137801106     6369  1360875 SH       SOLE                  1360875        0        0
CARMAX INC                     COM              143130102     2816   145000 SH  PUT  SOLE                   145000        0        0
CHEESECAKE FACTORY INC         COM              163072101     6101   280000 SH  PUT  SOLE                   280000        0        0
ENTERGY CORP NEW               COM              29364G103     3327    30500 SH       SOLE                    30500        0        0
GENERAL ELECTRIC CO            COM              369604103     8512   230000 SH  CALL SOLE                   230000        0        0
HUNTINGTON BANCSHARES INC      COM              446150104     5273   490500 SH  PUT  SOLE                   490500        0        0
ICICI BK LTD                   ADR              45104G104    12412   325000 SH  PUT  SOLE                   325000        0        0
JAMES RIVER COAL CO            COM NEW          470355207     7889   450259 SH       SOLE                   450259        0        0
LAZARD LTD                     SHS A            G54050102     2674    70000 SH       SOLE                    70000        0        0
NORTHWEST AIRLS CORP           COM              667280408     9529  1060000 SH  CALL SOLE                  1060000        0        0
NORTHWEST AIRLS CORP           COM              667280408     4961   551800 SH       SOLE                   551800        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     8705   350000 SH  CALL SOLE                   350000        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506    13035   176000 SH  PUT  SOLE                   176000        0        0
SUNCOR ENERGY INC              COM              867229106     8672    90000 SH  PUT  SOLE                    90000        0        0
UNITED STATES OIL FUND LP      UNITS            91232N108     5695    70000 SH  PUT  SOLE                    70000        0        0